Discontinued operations and assets and liabilities held for sale	12 Months Ended
Dec. 31, 2017
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Discontinued operations and assets and liabilities held for sale
Discontinued operations and assets and liabilities held for sale

On March 13, 2015, the sale of the SIG segment to Onex Corporation was finalized. Net proceeds of $4,149 million were received, including the settlement of final closing adjustments. In November 2016, an additional amount of €150 million was paid by Onex Corporation based on the financial performance of SIG during fiscal year 2015. In June 2017, an additional amount of €10 million was paid by Onex Corporation based on the financial performance of SIG during fiscal year 2016. All eligible earn-out proceeds have now been collected.

Based on the sale proceeds, the related book values of the net assets disposed of and the effect of the reclassification of foreign exchange, the pre-tax gain on sale of SIG was $2,903 million for the year ended December 31, 2015 as detailed below:

(In $ million)	For the year ended December 31, 2015
Cash proceeds received	4,233
Disposal costs	(5)
Net proceeds received	4,228

Contingent consideration receivable	169

Indemnification reserve	(12)

Details of net assets disposed of:
Cash and cash equivalents, net of bank overdrafts	84
Trade and other receivables, net	204
Current tax assets	3
Inventories	191
Deferred tax assets	33
Property, plant and equipment	795
Intangible assets	982
Investment in associates and joint ventures	112
Other current and non-current assets	177
Trade and other payables	(278)
Current tax liabilities	(52)
Deferred tax liabilities	(61)
Provisions and employee benefits	(192)
Other current and non-current liabilities	(64)
Net assets disposed of	1,934

Gain on sale before reclassification of foreign currency translation reserve	2,451
Reclassification of foreign currency translation reserve	452
Gain on remeasurement or disposal	2,903

The results of SIG have been presented as discontinued operations for all years presented. The results and cash flows of the discontinued operations are detailed below:

	For the year ended December 31,
(In $ million)	2017	2016	2015
Results of discontinued operations
Revenue	—	—	334
Expenses	—	—	(507)
Profit (loss) before income tax	—	—	(173)
Income tax expense	—	—	(6)
Profit (loss) from discontinued operations prior to gain on disposal	—	—	(179)
Gain (loss) on remeasurement or disposal	(1)	(6)	2,903
Tax expense on disposal	—	—	(52)
Gain (loss) on remeasurement or disposal, net of tax	(1)	(6)	2,851
Profit (loss) from discontinued operations	(1)	(6)	2,672

Cash flows from (used in) discontinued operations
Net cash from (used in) operating activities	—	(7)	(16)
Net cash used in investing activities	—	—	(27)
Net cash used in financing activities	—	—	—
Net cash from (used in) discontinued operations	—	(7)	(43)

Assets held for sale, and liabilities directly associated with assets held for sale, as of December 31, 2017 include amounts associated with certain of Graham Packaging's and Closures' operations in Asia and Pactiv Foodservice's minor operations in Spain and the UK.